Operating Leases (Tables)	6 Months Ended
Sep. 30, 2024
Operating Leases [Abstract]
Schedule of ROU Assets and Operating Lease Liabilities	The Company’s ROU assets and operating lease liabilities recognized in the interim condensed consolidated balance sheet consist of the following:
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Operating lease ROU assets	729	1,057
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Operating lease liabilities
Current portion	534	631
Non-current portion	196	439
Total	730	1,070
	As of September 30, 2024	As of March 31, 2024
Operating leases:
Weighted average remaining lease term (years)	1	2
Weighted average discount rate	5.87%	5.83%

Schedule of Non-Cancelable Operating Lease Obligations	The maturity analysis of the Company’s non-cancelable operating lease obligations as of September 30, 2024 is as follows:
Operating leases
$’000
Period ending September 30, 2025	305
Period ending September 30, 2026	453
Total undiscounted operating lease obligations	758
Less: imputed interest	(28)
Operating lease liabilities recognized in the interim condensed consolidated balance sheet	730